Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
Allowance for doubtful accounts	$ 9,542	$ 8,984
Current deferred financing costs	5,293	4,823
Noncurrent deferred financing costs	$ 27,233	$ 23,211
Shares held in treasury	216,088	104,836
Series AA Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, cumulative dividends	$ 63.80	$ 63.80
Preferred stock, shares authorized	5,720	5,720
Preferred stock, shares issued	5,720	5,720
Preferred stock, shares outstanding	5,720	5,720
Common Class A [Member]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	362,500,000	362,500,000
Common stock, shares issued	82,648,355	82,188,372
Common stock, shares outstanding	82,432,267	82,083,536
Common Class B [Member]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	37,500,000	37,500,000
Common stock, shares issued	14,610,365	14,610,365
Common stock, shares outstanding	14,610,365	14,610,365
LAMAR MEDIA CORP [Member]
Allowance for doubtful accounts	$ 9,542	$ 8,984
Current deferred financing costs	5,293	4,823
Noncurrent deferred financing costs	$ 27,233	$ 21,257
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	3,000	3,000
Common stock, shares issued	100	100
Common stock, shares outstanding	100	100